Note 35 - Derivatives - Value of Derivatives held as Cash Flow Hedges (Detail) - Derivatives held as Cash Flow Hedges [Member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Value of Derivatives held as Cash Flow Hedges [line items]
Assets	€ 25	€ 29
Liabilities	0	1
Nominal amount	2,714	3,689
Fair value changes used for hedge effectiveness	€ (2)	€ 0